Related parties - Non-executive Directors' remuneration (Details) - ZAR (R) R in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties
Board meeting fees	R 24,458
Lead independent Director fees	314
Committee fees	7,519
Total annual remuneration	32,291
Total annual remuneration, including VAT		R 32,435
SA Nkosi (Chairman)
Disclosure of transactions between related parties
Board meeting fees	1,936
Total annual remuneration	1,936
Total annual remuneration, including VAT		5,053
S Westwell (Lead Independent Director)
Disclosure of transactions between related parties
Board meeting fees	4,794
Lead independent Director fees	314
Committee fees	504
Total annual remuneration	5,612
Total annual remuneration, including VAT		4,480
MJ Cuambe
Disclosure of transactions between related parties
Board meeting fees	1,983
Committee fees	702
Total annual remuneration	2,685
Total annual remuneration, including VAT		2,860
MBN Dube
Disclosure of transactions between related parties
Board meeting fees	2,927
Committee fees	1,341
Total annual remuneration	R 4,268
Total annual remuneration, including VAT		3,163
Percentage of Board Chairman fee	33.33%
Percentage of Board, Lead Independent Director, Committee fees	66.67%
M Flel
Disclosure of transactions between related parties
Board meeting fees	R 2,380
Committee fees	1,163
Total annual remuneration	3,543
Total annual remuneration, including VAT		2,989
K Harper
Disclosure of transactions between related parties
Board meeting fees	2,380
Committee fees	729
Total annual remuneration	3,109
Total annual remuneration, including VAT		2,633
GMB Kennealy
Disclosure of transactions between related parties
Board meeting fees	1,778
Committee fees	945
Total annual remuneration	2,723
Total annual remuneration, including VAT		2,731
NNA Matyumza
Disclosure of transactions between related parties
Board meeting fees	1,778
Committee fees	560
Total annual remuneration	2,338
Total annual remuneration, including VAT		2,340
MEK Nkeli
Disclosure of transactions between related parties
Board meeting fees	1,778
Committee fees	769
Total annual remuneration	2,547
Total annual remuneration, including VAT		2,553
A Schierenbeck
Disclosure of transactions between related parties
Board meeting fees	785
Committee fees	190
Total annual remuneration	975
Total annual remuneration, including VAT		1,293
S Subramoney
Disclosure of transactions between related parties
Board meeting fees	1,778
Committee fees	560
Total annual remuneration	2,338
Total annual remuneration, including VAT		R 2,340
T J Cumming
Disclosure of transactions between related parties
Board meeting fees	161
Committee fees	56
Total annual remuneration	R 217